Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net loss	$ (1,222)	$ (1,258)
Reconciliation of net loss to cash provided by operating activities:
Depreciation and amortization expense	2,560	2,155
Compensation costs - stock options	56	80
Deferred rental income	(88)	(38)
Provision for losses on accounts receivable	$ 85	56
Gain from disposal of property and equipment		(2)
Accretion of asset retirement obligation		25
Change in operating assets and liabilities, net of effect of acquisition:
Accounts receivable	$ (914)	1,395
Inventories	117	(132)
Prepaid expenses	(13)	(125)
Refundable income taxes	$ (25)	(5)
Other current assets		(30)
Other assets	$ 10	12
Accounts payable	1,323	(2,566)
Accrued payroll and other compensation	(96)	165
Accrued income taxes	(8)	7
Other accrued taxes	1	72
Deferred revenues	145	(9)
Other liabilities and accrued expenses	(40)	252
Net cash provided by operating activities	1,891	54
Investing activities:
Capital expenditures	$ (8,523)	(7,684)
Acquisition of The Avalon Inn		(3,122)
Proceeds from disposal of property and equipment		14
Net cash used in investing activities	$ (8,523)	(9,898)
Financing activities:
Proceeds from subsidiary private placement offering		700
Borrowings under line of credit facilities	$ 9,175	$ 3,800
Repayment under line of credit facilities	$ (5,000)
Cash distributions to non-controlling interest in subsidiary		$ (87)
Principal payments on capital lease obligations	$ (58)	(55)
Contribution to paid-in capital		17
Net cash provided by financing activities	$ 4,117	4,375
Decrease in cash and cash equivalents	(2,515)	(5,469)
Cash and cash equivalents at beginning of year	4,329	9,798
Cash and cash equivalents at end of year	1,814	4,329
Supplemental disclosure of cash flow information:
Capital expenditures included in accounts payable	270	894
Cash paid during the year for interest	244	58
Cash paid during the year for income taxes	$ 94	$ 68